RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management personnel

	Years ended December 31,
	2023	2022
Cash compensation - salaries, short-term incentives, and other benefits	$9.0	$8.9
Long-term incentives, including share-based payments	4.2	6.2
Termination and post-retirement benefits	3.5	4.5
Total compensation paid to key management personnel	$16.7	$19.6